Taxes (Details) - Schedule of Effective Tax Rate	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Tax Rate [Abstract]
PRC statutory rates	25.00%	25.00%
Preferential tax rates	(1.90%)	(0.40%)
R&D credits	1.20%	0.30%
Change in valuation allowance and others	(23.30%)	(24.80%)
Effective tax rate	1.00%	0.10%